Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities	The following represents financial information for the consolidated VIE included in the consolidated balance sheets:

	As of December 31,
	2021	2020
Current assets	$3,901	$3,787
Noncurrent assets	2	22
Total assets	$3,903	$3,809

Current liabilities	$274	$3,265
Total liabilities	$274	$3,265